Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 283,695		¥ 272,363
Less: Accumulated depreciation and amortization	[1]	(189,819)		(138,039)
Property, equipment and software, net		93,876	$ 14,387	134,324
Computer and Electronic Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		173,653		166,019
Office Furniture and Equipment [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		17,136		15,993
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		47,324		56,554
Software [Member]
Property Plant And Equipment [Line Items]
Property, equipment and software, gross		¥ 45,582		¥ 33,797

[1]	Depreciation and amortization expenses for the years ended December 31, 2018, 2019 and 2020 was RMB42,162, RMB57,712 and RMB51,780 respectively.